ADVANCED SERIES TRUST

AST Goldman Sachs Large-Cap Value Portfolio

Supplement dated January 16, 2018 to the

Currently Effective Summary Prospectus, Prospectus and

Statement of Additional Information

This supplement should be read in conjunction with the currently effective Summary Prospectus for the AST Goldman Sachs Large-Cap Value Portfolio (the Portfolio), and the Prospectus (Prospectus) and Statement of Additional Information (SAI) for the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective immediately, John Arege, CFA and Charles “Brook” Dane, CFA will no longer serve as portfolio managers of the Portfolio. Sean Gallagher will continue to serve as portfolio manager for the Portfolio.

To reflect these changes, the Trust’s Prospectus, and SAI, and the Portfolio’s Summary Prospectus are hereby revised as follows:

I.	All references and information pertaining to John Arege, CFA and Charles “Brook” Dane, CFA are hereby removed.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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